Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net income from continuing operations	$ 8,071	$ 7,147	$ 12,800
Reversal of non-cash items and other adjustments	9,881	9,122	1,486
Dividends received from associated companies and others	490	463	719
Interest received	47	214	241
Interest paid	(703)	(793)	(816)
Other financial receipts	464	28	218
Other financial payments	(39)	(33)	(31)
Taxes paid	(1,833)	(1,876)	(1,506)
Net cash flows from operating activities from continuing operations before working capital and provision changes	16,378	14,272	13,111
Payments out of provisions and other net cash movements in non-current liabilities	(2,437)	(924)	(638)
Change in net current assets and other operating cash flow items	(291)	199	576
Net cash flows from operating activities from continuing operations	13,650	13,547	13,049
Net cash flows from operating activities from discontinued operations		78	1,223
Total net cash flows from operating activities	13,650	13,625	14,272
Purchases of property, plant and equipment	(1,275)	(1,379)	(1,254)
Proceeds from sale of property, plant and equipment	88	857	102
Purchases of intangible assets	(1,310)	(878)	(1,394)
Proceeds from sale of intangible assets	380	973	823
Purchases of financial assets	(230)	(302)	(205)
Proceeds from sale of financial assets	723	1,152	165
Purchases of other non-current assets	(61)	(60)	(39)
Proceeds from sale of other non-current assets	2	3	9
Acquisitions and divestments of interests in associated companies, net	(7)	(6)	12,854
Acquisitions and divestments of businesses, net	(9,957)	(3,760)	(13,683)
Purchases of marketable securities and commodities	(1,900)	(228)	(2,440)
Proceeds from sale of marketable securities and commodities	492	2,561	472
Net cash flows used in investing activities from continuing operations	(13,055)	(1,067)	(4,590)
Net cash flows used in investing activities from discontinued operations	(127)	(1,159)	(1,001)
Total net cash flows used in investing activities	(13,182)	(2,226)	(5,591)
Dividends paid to shareholders of Novartis AG	(6,987)	(6,645)	(6,966)
Acquisitions of treasury shares	(2,842)	(5,533)	(2,036)
Proceeds from exercised options and other treasury share transactions, net	748	201	700
Increase in non-current financial debts	7,126	93	2,856
Repayments of non-current financial debts	(2,003)	(3,195)	(366)
Change in current financial debts	2,261	(1,582)	1,687
Payments of lease liabilities, net	(312)	(273)
Impact of change in ownership of consolidated entities	(2)	(6)	(19)
Other financing cash flows, net	(147)	56	67
Net cash flows used in financing activities from continuing operations	(2,158)	(16,884)	(4,077)
Net cash flows used in/from financing activities from discontinued operations	(50)	3,257	(167)
Total net cash flows used in financing activities	(2,208)	(13,627)	(4,244)
Net change in cash and cash equivalents before effect of exchange rate changes	(1,740)	(2,228)	4,437
Effect of exchange rate changes on cash and cash equivalents	286	69	(26)
Total net change in cash and cash equivalents	(1,454)	(2,159)	4,411
Cash and cash equivalents at beginning of period	11,112	13,271	8,860
Cash and cash equivalents at end of period	$ 9,658	$ 11,112	$ 13,271